Short-term provisions	12 Months Ended
Jun. 30, 2024
Short-term provisions
Short-term provisions
30	Short-term provisions

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Emission rights		900	605
Other provisions		304	400
Short-term portion of
long-term provisions	29	2 822	2 601
post-retirement benefit obligations	31	724	713
		4 750	4 319

Accounting policies:

In emission schemes where a cap is set for emissions, the associated emission rights granted are recognised at fair value and classified under intangible assets. An emission liability is recognised under short-term provisions when actual emissions occur that give rise to an obligation. To the extent the liability is covered by emission rights held, the liability is measured with reference to the value of these emission rights held and for the remaining uncovered portion at current market value. The associated expense is presented under Materials, energy and consumables used. Both the emission rights intangible asset and the emission liability are derecognised upon settling the liability with the respective regulator.